Acquisition of the Oriental VIP Room (Tables)	6 Months Ended
Jun. 30, 2016
Finite-Lived and Indefinite-Lived Intangible Assets Acquired as Part of Business Combination
As of November 10, 2010, the total estimated purchase price of $75,973,890, consisting of $9 million in cash, 1.5 million Ordinary Shares valued at $10.74 per share for a value of $16,110,000, and estimated contingent consideration of $50,863,890 consisting of contingent cash and Ordinary Shares, was allocated based on valuations performed to determine the fair values of the acquired assets, as follows:

Gaming License Deposit	$12,446
Bad Debt Guarantee	466,116
Non-Compete agreement (fully impaired during three months ended June 30, 2016. See Note 4)	792,304
Profit interest agreement (fully impaired during three months ended June 30, 2016. See Note 4)	59,694,600
Goodwill (fully impaired during three months ended June 30, 2015)	15,008,424

Total Estimated Purchase Price	$75,973,890

VIP Room [Member]
Finite-Lived and Indefinite-Lived Intangible Assets Acquired as Part of Business Combination
As of June 26, 2013, the total estimated purchase price of $57,803,560 consisting of $10,000,000 in cash, and estimated contingent consideration of $47,803,560 consisting of contingent cash and Ordinary Shares has been allocated based on valuations performed to determine the fair values of the acquired assets as follows:

Bad Debt Guarantee	$16,881
Non-Compete agreement (fully impaired during three months ended June 30, 2016. See Note 4)	305,927
Profit interest agreement (fully impaired during three months ended June 30, 2016. See Note 4)	56,758,004
Goodwill (fully impaired during three months ended June 30, 2015)	722,748

Total Estimated Purchase Price	$57,803,560

Oriental VIP Room [Member]
Schedule Of Incentive Shares and Additional Incentive Shares Issued
The Earnout Shares, Incentive Shares and Additional Incentive Shares (each as defined in the Oriental VIP Room Purchase Agreement) shall be released and issued to the Oriental VIP Room Seller as follows:

	Rolling Chip
	Turnover Target
	For Base	Base Earnout	Base	Incremental
	Earnout	Cash	Earnout	Earnout
12 Month Period	Payments	Payments	Shares	Payment
June 30, 2014	$2,500,000,000	$13,000,000	625,000	*
June 30, 2015	$2,500,000,000	$13,000,000	625,000	*
June 30, 2016	$2,500,000,000	$13,000,000	625,000	*

*- For each $25,000,000 increment in which the rolling chip turnover target for such year is exceeded, the Company shall pay an additional $130,000 and 6,250 Ordinary Shares. In addition, an aggregate rolling chip turnover of at least $15,000,000,000 for the 36 month period ending June 30, 2016 the Company shall pay an additional $2,500,000 for every $1,000,000,000 of rolling chip turnover in excess of $15,000,000,000 up to a maximum of $12,500,000.

The Oriental VIP Room achieved the rolling chip target for 12 month periods ended June 30, 2015 and 2014 and Earnout cash and Earnout Ordinary Shares earned and issued are as follows:

				Incremental
		Base Earnout	Incremental	Earnout
	Base Earnout	Shares	Earnout	Shares
Period ended	Cash Payments	Issued/Earned	Cash Payments	Issued/Earned
June 30, 2014	$13,000,000	625,000	$13,000,000	625,000
June 30, 2015	$13,000,000	625,000	$1,950,000	93,750